CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
CASH FLOWS FROM OPERATING ACTIVITIES
Cash receipts from customers and other operators	Rp 148,458	$ 9,641	Rp 146,268	Rp 143,902
Cash receipts from interests	1,049	68	865	564
Cash receipts from tax refund	681	44	2,411	3,768
Cash payments for expenses	(53,410)	(3,468)	(45,559)	(44,811)
Cash payments to employees	(16,116)	(1,047)	(14,052)	(13,262)
Cash payments for corporate and final income taxes	(10,746)	(698)	(8,465)	(9,679)
Cash payments for finance costs	(4,748)	(308)	(4,064)	(4,426)
Cash payments for short-term and low-value lease assets	(3,770)	(245)	(3,873)	(5,308)
Cash payments for value added taxes - net	(1,410)	(92)	(515)	(2,084)
Cash receipts from (payments for) others - net	593	39	338	(311)
Net cash provided by operating activities	60,581	3,934	73,354	68,353
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from insurance claims	199	13	299	133
Proceeds from sale of property and equipment	100	6	526	756
Dividend received from associated company	14	1	17
Purchase of property and equipment	(33,603)	(2,182)	(35,010)	(29,923)
Purchase of intangible assets	(2,817)	(183)	(3,259)	(2,845)
Addition of long-term investment in financial instrument	(340)	(22)	(1,401)	(6,400)
Proceeds from (placement in) other current financial assets - net	(315)	(20)	(854)	807
(Increase) decrease other assets	(149)	(10)	560	(442)
Net cash used in investing activities	(36,911)	(2,397)	(39,122)	(37,914)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans and other borrowings	38,834	2,522	35,958	46,612
Proceeds from initial public offering of subsidiary				18,463
Proceeds from issuance of new shares of subsidiaries	2,961	192	45
Repayments of loans and other borrowings	(35,323)	(2,294)	(44,304)	(43,740)
Cash dividend paid to the Company's stockholders	(16,603)	(1,078)	(14,856)	(16,643)
Cash dividend paid to non-controlling interests of subsidiaries	(9,803)	(637)	(10,103)	(13,242)
Repayments of principal portion of lease liabilities	(6,600)	(429)	(7,024)	(4,225)
Placement in shares buyback of subsidiary	(31)	(1)	(681)
Net cash used in financing activities	(26,565)	(1,725)	(40,965)	(12,775)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,895)	(188)	(6,733)	17,664
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(44)	(3)	370	59
ALLOWANCE FOR EXPECTED CREDIT LOSSES	(1)	0	(1)	(1)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	31,947	2,075	38,311	20,589
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	Rp 29,007	$ 1,884	Rp 31,947	Rp 38,311